Subsequent Events (Q3) (Details) - USD ($)		8 Months Ended	9 Months Ended
	Nov. 07, 2022	Dec. 31, 2021	Sep. 30, 2022	Apr. 30, 2021
Subsequent Events (Details) [Line Items]
Exchange ratio amount		$ 7,959,726	$ 7,959,726
Common stock per share (in Dollars per share)				$ 0.005
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Pre-transaction equity value	$ 155,000,000
Exchange ratio amount	$ 155,000,000
Common stock per share (in Dollars per share)	$ 10
Common stock shares (in Shares)	3,875,000